ACQUISITION OF BUSINESSES - Schoeller Allibert Group B.V ("Schoeller Allibert") (Details) - USD ($)		6 Months Ended
	May 15, 2018	Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about business combination [line items]
Goodwill		$ 1,677,000,000	$ 1,554,000,000
Industrial operations | Schoeller Allibert
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	14.00%
Percentage of voting equity interests acquired	52.00%
Consideration transferred, acquisition-date fair value	$ 45,000,000
Acquisition-related costs	9,000,000
Goodwill	180,000,000
Goodwill expected to be deductible for tax purposes	0
Intangible assets	$ 231,000,000
Revenue of acquiree since acquisition date		12,000,000
Profit (loss) of acquiree since acquisition date		1,000,000
Revenue of acquiree as if combination occurred at beginning of period		41,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period		$ (3,000,000)
Brookfield Business Partners L.P. and Institutional Investors | Industrial operations | Schoeller Allibert
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	70.00%